Condensed Financial Information of the Parent Company	12 Months Ended
Dec. 31, 2025
Condensed Financial Information of the Parent Company [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

17. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of consolidated subsidiary in accordance with Rule 4-08 (e)(3) of Regulation S-X, “General Notes to Financial Statements” and concluded that it was applicable to the Company; and, therefore, the financial statements for the parent company are included herein.

The Company did not pay any dividend to the shareholders for the periods presented. For presenting parent only financial information, the Company records its investment in its subsidiary under the equity method of accounting. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiary” and the income of the subsidiary is presented as “Income from subsidiary”. Certain information and footnote disclosures are generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

CONDENSED BALANCE SHEETS

	December 31, 2024	December 31, 2025
Assets
Current Assets
Cash	6,052,260	1,179,880
Financial assets held for trading	—	1,435,901
Advance to related parties	50,000	19,964
Prepayments and other current assets	5,000	530,000
Total Current Assets	6,107,260	3,165,745
Non-current Assets
Investment in subsidiary	$145,380	$2,483,593
Other non-current assets	—	600,000
Total Non-current Assets	145,380	3,083,593
Total Assets	$6,252,640	$6,249,338
Liabilities and Equity
Current liabilities
Accounts payable	—	55,336
Due to subsidiary	67,937	71,035
Total Current Liabilities	67,937	126,371
Total Liabilities	$67,937	$126,371
COMMITMENTS AND CONTINGENCIES
Shareholders’ Equity
*Class A ordinary shares, $0.0001 par value, 400,000,000 shares authorized, 4,332,000 and 6,582,000 shares issued and outstanding as of December 31, 2024 and 2025, respectively	$658	$938
*Class B ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 7,668,000 shares issued and outstanding as of December 31, 2024 and 2025	767	767
Additional paid-in capital	6,664,624	11,700,497
Statutory reserves	89,685	89,685
Retained earnings/(Accumulated deficit)	(522,851)	(5,620,752)
Accumulated other comprehensive loss	(48,180)	(48,168)
Total Shareholders’ Equity	$6,184,703	$6,122,967
Total Liabilities and Shareholders’ Equity	$6,252,640	$6,249,338

*	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023.

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
General and administrative expenses	(100)	(269,169	(4,593,832)
Research and development	—	—	(375,000)
Loss from operations	(100)	(269,169)	(4,968,832)
Other income (loss)	(1,806)	15,135	73,389
Income (loss) from subsidiaries	$(239,311)	$(406,554)	$(202,941)
Net income (loss)	(241,217)	(660,588)	(5,098,384)
Foreign currency translation adjustments	(9,961)	(5,116)	12
Comprehensive Income (Loss)	$(251,178)	$(665,704)	$(5,098,372)

CONDENSED STATEMENTS OF CASH FLOWS

	Year Ended December 31, 2023	Year Ended December 31, 2024	Year Ended December 31, 2025
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$(241,217)	$(660,588)	$(5,098,384)
Adjustments to reconcile net income (loss) to cash provided by operating activities
Prepaid expenses and other current assets	(3,123)	1,877	(560,901)
Due from related party	—	50,000	33,134
Accounts payable	—	—	55,335
Share-based payment	—	—	2,945,495
Due to subsidiary	—	(61,712)	(600,000)
Equity income (loss) of subsidiary	239,311	406,554	202,941
Net cash used in operating activities	(5,029)	(263,869)	(3,022,380)
CASH FLOWS FROM OPERATING ACTIVITIES
Purchase of short-term investments	—	—	(1,400,000)
Purchase of long-term investments in subsidiary	—	(250,000)	(450,000)
Net cash used in investing activities	—	(250,000)	(1,850,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital contribution	1,128	72	—
Initial public offering	—	7,795,570	—
Repayments of due to related parties	—	(930,000)	(30,000)
Receive repayment from related party	—	—	30,000
Deferred IPO costs	—	(301,837)	—
Advances from related parties	6,225	—	—
Net cash provided by financing activities	7,353	6,563,805	—
CHANGES IN CASH
Net increase (decrease) in cash	$2,324	$6,049,936	$(4,872,380)
Cash at beginning of the year	—	2,324	6,052,260
Cash at end of the year	$2,324	$6,052,260	$1,179,880